UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2015. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 through January 31, 2015).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/14 – 1/31/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/14 -
	8/1/14	1/31/15	1/31/15
Class A*
Actual	$1,000.00	$1,063.30	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.24
Class B
Actual	$1,000.00	$1,059.60	$9.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	$8.89
Class C
Actual	$1,000.00	$1,059.50	$9.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	$8.89
Class F
Actual	$1,000.00	$1,064.40	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.28
Class I
Actual	$1,000.00	$1,064.60	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.77
Class P
Actual	$1,000.00	$1,063.50	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$5.09
Class R2
Actual	$1,000.00	$1,061.70	$7.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.87
Class R3
Actual	$1,000.00	$1,062.00	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.75% for Classes B and C, 0.84% for Class F, 0.74% for Class I, 1.00% for Class P, 1.35% for Class R2 and 1.24% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses for Class A have been updated to 1.00%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$5.20	$5.09

Portfolio Holdings Presented by Sector

January 31, 2015

Sector*	%**
Consumer Discretionary	15.97%
Consumer Staples	4.13%
Energy	0.51%
Financials	8.24%
Health Care	25.07%
Sector*	%**
Industrials	11.79%
Information Technology	31.64%
Materials	0.50%
Repurchase Agreement	2.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.00%

Aerospace & Defense 2.48%
Astronics Corp.*	680,195	$37,880
Hexcel Corp.	603,726	26,703
TASER International, Inc.*	600,264	16,213
Total		80,796

Airlines 1.16%
JetBlue Airways Corp.*	2,245,579	37,703

Banks 1.19%
PrivateBancorp, Inc.	404,408	12,270
SVB Financial Group*	119,395	13,479
Western Alliance Bancorp*	498,906	12,827
Total		38,576

Beverages 0.46%
Boston Beer Co., Inc. (The) Class A*	47,503	14,941

Biotechnology 12.88%
ACADIA Pharmaceuticals, Inc.*	1,017,854	30,973
Acceleron Pharma, Inc.*	218,079	8,608
Agios Pharmaceuticals, Inc.*	301,350	34,932
Alnylam Pharmaceuticals, Inc.*	328,557	30,829
Avalanche Biotechnologies, Inc.*	131,683	5,225
Bluebird Bio, Inc.*	252,518	23,461
Celldex Therapeutics, Inc.*	1,874,719	40,156
Cepheid, Inc.*	275,326	15,559
Clovis Oncology, Inc.*	445,155	29,020
Exact Sciences Corp.*	670,041	18,232
Foundation Medicine, Inc.*	549,071	26,169
Juno Therapeutics, Inc.*	356,771	15,252
Neurocrine Biosciences, Inc.*	1,114,689	37,520
Receptos, Inc.*	267,406	29,460
Sage Therapeutics, Inc.*	4,394	177
Synageva BioPharma Corp.*	387,056	44,597
Investments	Shares	Fair Value (000)
Ultragenyx Pharmaceutical, Inc.*	499,020	$28,993
Total		419,163

Building Products 1.52%
Trex Co., Inc.*	1,164,783	49,538

Capital Markets 4.09%
Evercore Partners, Inc. Class A	158,958	7,609
Janus Capital Group, Inc.	2,964,005	51,989
Stifel Financial Corp.*	679,294	32,029
WisdomTree Investments, Inc.	2,386,025	41,564
Total		133,191

Chemicals 0.49%
Flotek Industries, Inc.*	994,572	16,082

Commercial Services & Supplies 0.54%
US Ecology, Inc.	423,072	17,541

Communications Equipment 2.19%
Infinera Corp.*	3,112,383	50,172
Ruckus Wireless, Inc.*	571,123	6,048
Sierra Wireless, Inc. (Canada)*(a)	417,621	15,080
Total		71,300

Consumer Finance 0.59%
Springleaf Holdings, Inc.*	610,915	19,305

Diversified Consumer Services 2.16%
2U, Inc.*	1,856,200	33,022
LifeLock, Inc.*	2,514,700	37,343
Total		70,365

Diversified Financial Services 1.76%
MarketAxess Holdings, Inc.	618,971	47,023
On Deck Capital, Inc.*	685,537	10,338
Total		57,361

Electrical Equipment 1.00%
Polypore International, Inc.*	727,052	32,514

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2015

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 3.17%
Cognex Corp.*	406,256	$14,930
FARO Technologies, Inc.*	684,718	37,899
FLIR Systems, Inc.	534,627	16,146
IPG Photonics Corp.*	459,746	34,315
Total		103,290

Food & Staples Retailing 2.46%
Diplomat Pharmacy, Inc.*	568,152	13,959
Fresh Market, Inc. (The)*	445,386	16,974
United Natural Foods, Inc.*	636,466	49,186
Total		80,119

Food Products 1.18%
Hain Celestial Group, Inc. (The)*	725,387	38,279

Health Care Equipment & Supplies 6.48%
ABIOMED, Inc.*	655,675	33,924
Align Technology, Inc.*	59,657	3,165
DexCom, Inc.*	752,861	45,006
Insulet Corp.*	277,336	8,151
NxStage Medical, Inc.*	1,764,455	31,566
Spectranetics Corp. (The)*	1,244,392	40,704
ZELTIQ Aesthetics, Inc.*	1,503,845	48,439
Total		210,955

Health Care Providers & Services 1.33%
ExamWorks Group, Inc.*	901,432	33,317
Team Health Holdings, Inc.*	189,636	9,804
Total		43,121

Health Care Technology 1.63%
Castlight Health, Inc. Class B*	882,801	7,839
Medidata Solutions, Inc.*	206,627	8,883
Veeva Systems, Inc.
Class A*	1,260,825	36,262
Total		52,984

Hotels, Restaurants & Leisure 5.91%
BJ’s Restaurants, Inc.*	462,479	20,483
Investments	Shares	Fair Value (000)
Buffalo Wild Wings, Inc.*	264,160	$47,105
Fiesta Restaurant Group, Inc.*	589,180	34,803
La Quinta Holdings, Inc.*	1,189,928	24,191
Sonic Corp.	1,239,534	37,521
Zoe’s Kitchen, Inc.*	907,467	28,077
Total		192,180

Household Durables 1.03%
iRobot Corp.*	1,059,425	33,425

Information Technology Services 3.61%
Blackhawk Network
Holdings, Inc.*	617,925	20,614
EPAM Systems, Inc.*	880,303	43,073
Euronet Worldwide, Inc.*	271,763	12,335
Heartland Payment Systems, Inc.	364,581	18,145
MAXIMUS, Inc.	247,428	13,787
VeriFone Systems, Inc.*	299,001	9,386
Total		117,340

Internet & Catalog Retail 1.56%
HSN, Inc.	460,595	35,669
Wayfair, Inc. Class A*	779,010	15,237
Total		50,906

Internet Software & Services 9.46%
Benefitfocus, Inc.*	717,344	17,353
Cimpress NV (Netherlands)*(a)	430,912	34,710
comScore, Inc.*	886,902	36,860
CoStar Group, Inc.*	261,423	48,235
Coupons.com, Inc.*	1,653,032	23,671
Criteo SA ADR*	859,512	33,478
Demandware, Inc.*	307,852	16,489
Gogo, Inc.*	1,835,117	26,673
GrubHub, Inc.*	969,410	33,377
MercadoLibre, Inc. (Argentina)(a)	117,505	14,564
TrueCar, Inc.*	1,270,565	22,336
Total		307,746

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2015

Investments	Shares	Fair Value (000)
Leisure Product 1.00%
Brunswick Corp.	597,667	$32,441

Life Sciences Tools & Services 1.73%
Charles River Laboratories International, Inc.*	387,912	26,902
Fluidigm Corp.*	764,115	29,441
Total		56,343

Machinery 1.32%
Middleby Corp. (The)*	452,536	43,000

Media 1.41%
Rentrak Corp.*	596,273	45,871

Oil, Gas & Consumable Fuels 0.51%
GasLog Ltd. (Monaco)(a)	947,921	16,579

Pharmaceuticals 0.81%
Akorn, Inc.*	334,053	14,224
Pacira Pharmaceuticals, Inc.*	111,574	11,977
Total		26,201

Professional Services 2.35%
Paylocity Holding Corp.*	870,537	20,510
TriNet Group, Inc.*	1,001,402	33,217
WageWorks, Inc.*	415,119	22,848
Total		76,575

Real Estate Investment Trusts 0.53%
BioMed Realty Trust, Inc.	708,515	17,323

Road & Rail 0.79%
Knight Transportation, Inc.	898,210	25,590

Semiconductors & Semiconductor Equipment 4.86%
Ambarella, Inc.*	668,284	36,963
Cavium, Inc.*	737,861	43,394
Rambus, Inc.*	1,679,331	18,892
SunPower Corp.*	741,401	17,883
Tessera Technologies, Inc.	1,104,594	40,958
Total		158,090
Investments	Shares	Fair Value (000)
Software 6.92%
Manhattan Associates, Inc.*	416,801	$18,606
Materialise NV ADR*	972,668	8,530
Paycom Software, Inc.*	817,951	21,406
Proofpoint, Inc.*	817,731	40,887
Qualys, Inc.*	1,182,277	44,950
Synchronoss Technologies, Inc.*	415,187	17,633
Tableau Software, Inc. Class A*	297,034	23,988
Ultimate Software Group, Inc. (The)*	222,962	33,001
Zendesk, Inc.*	668,284	16,166
Total		225,167

Specialty Retail 1.52%
MarineMax, Inc.*	170,873	4,359
Restoration Hardware Holdings, Inc.*	516,926	45,247
Total		49,606

Technology Hardware, Storage & Peripherals 1.16%
Cray, Inc.*	889,553	28,902
Nimble Storage, Inc.*	390,254	8,753
Total		37,655

Textiles, Apparel & Luxury Goods 1.24%
Skechers U.S.A., Inc. Class A*	666,181	40,204

Trading Companies & Distributors 0.52%
Air Lease Corp.	488,941	17,084
Total Common Stocks
(cost $2,714,538,471)		3,156,450

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.12%

Repurchase Agreement
Repurchase Agreement dated 1/30/2015, Zero Coupon due 2/2/2015 with Fixed Income Clearing Corp. collateralized by $62,860,000 of U.S. Treasury Note 3.625% due 8/15/2019; value: $70,560,350; proceeds: $69,174,987 (cost $69,174,987)	$69,175	$69,175
Total Investments in Securities 99.12%
(cost $2,783,713,458)		3,225,625
Other Assets in Excess of Liabilities 0.88%		28,571
Net Assets 100.00%		$3,254,196

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,156,450	$–	$–	$3,156,450
Repurchase Agreement	–	69,175	–	69,175
Total	$3,156,450	$69,175	$–	$3,225,625

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2015.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

January 31, 2015

ASSETS:

Investments in securities, at fair value (cost $2,783,713,458)	$3,225,625,005
Receivables:
Investment securities sold	105,273,772
Capital shares sold	2,784,611
Dividends	60,373
Prepaid expenses and other assets	82,557
Total assets	3,333,826,318
LIABILITIES:

Payables:
Investment securities purchased	71,432,577
Capital shares reacquired	3,420,180
Management fee	1,422,252
12b-1 distribution fees	1,331,323
Directors’ fees	571,555
Fund administration	112,082
To affiliates (See Note 3)	29,800
Accrued expenses	1,310,817
Total liabilities	79,630,586
NET ASSETS	$3,254,195,732
COMPOSITION OF NET ASSETS:

Paid-in capital	$2,781,609,303
Accumulated net investment loss	(13,235,910)
Accumulated net realized gain on investments	43,910,792
Net unrealized appreciation on investments	441,911,547
Net Assets	$3,254,195,732

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2015

Net assets by class:
Class A Shares	$1,101,791,914
Class B Shares	$8,597,036
Class C Shares	$105,910,715
Class F Shares	$255,626,616
Class I Shares	$1,452,613,452
Class P Shares	$35,157,912
Class R2 Shares	$13,594,118
Class R3 Shares	$280,903,969
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	50,953,739
Class B Shares (40 million shares of common stock authorized, $.001 par value)	510,561
Class C Shares (25 million shares of common stock authorized, $.001 par value)	6,226,127
Class F Shares (30 million shares of common stock authorized, $.001 par value)	11,500,432
Class I Shares (100 million shares of common stock authorized, $.001 par value)	59,792,802
Class P Shares (30 million shares of common stock authorized, $.001 par value)	1,672,060
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	647,608
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	13,225,321
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.62
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.94
Class B Shares-Net asset value	$16.84
Class C Shares-Net asset value	$17.01
Class F Shares-Net asset value	$22.23
Class I Shares-Net asset value	$24.29
Class P Shares-Net asset value	$21.03
Class R2 Shares-Net asset value	$20.99
Class R3 Shares-Net asset value	$21.24

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2015

Investment income:

Dividends (net of foreign withholding taxes of $10,709)	$3,131,173
Total investment income	3,131,173
Expenses:

Management fee	8,602,563
12b-1 distribution plan-Class A	1,680,368
12b-1 distribution plan-Class B	47,789
12b-1 distribution plan-Class C	562,467
12b-1 distribution plan-Class F	101,939
12b-1 distribution plan-Class P	94,981
12b-1 distribution plan-Class R2	44,433
12b-1 distribution plan-Class R3	735,552
Shareholder servicing	2,633,829
Fund administration	678,123
Subsidy (See Note 3)	257,357
Reports to shareholders	93,482
Registration	64,497
Directors’ fees	61,196
Custody	44,824
Professional	34,892
Other	106,133
Gross expenses	15,844,425
Expense reductions (See Note 8)	(1,402)
Net expenses	15,843,023
Net investment loss	(12,711,850)
Net realized and unrealized gain:

Net realized gain on investments in unaffiliated issuers	90,841,425
Net realized loss on investments in affiliated issuers	(2,682,607)
Net change in unrealized appreciation/depreciation on investments	135,310,966
Net realized and unrealized gain	223,469,784
Net Increase in Net Assets Resulting From Operations	$210,757,934

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2015 (unaudited)	For the Year Ended July 31, 2014
Operations:

Net investment loss	$(12,711,850)	$(26,590,796)
Net realized gain on investments in affiliated and unaffiliated issuers	88,158,818	847,494,369
Net change in unrealized appreciation/depreciation on investments	135,310,966	(495,793,530)
Net increase in net assets resulting from operations	210,757,934	325,110,043
Distributions to shareholders from:

Net realized gain
Class A	(198,062,639)	(236,161,401)
Class B	(1,929,339)	(2,877,024)
Class C	(22,854,567)	(26,097,350)
Class F	(30,495,380)	(30,372,276)
Class I	(223,041,282)	(236,822,523)
Class P	(15,504,601)	(19,221,012)
Class R2	(2,522,427)	(3,213,714)
Class R3	(49,621,757)	(59,143,866)
Total distributions to shareholders	(544,031,992)	(613,909,166)
Capital share transactions (Net of share conversions) (See Note 13):

Net proceeds from sales of shares	353,803,465	842,463,384
Reinvestment of distributions	510,666,157	571,337,582
Cost of shares reacquired	(625,546,022)	(890,492,126)
Net increase in net assets resulting from capital share transactions	238,923,600	523,308,840
Net increase (decrease) in net assets	(94,350,458)	234,509,717
NET ASSETS:

Beginning of period	$3,348,546,190	$3,114,036,473
End of period	$3,254,195,732	$3,348,546,190
Accumulated net investment loss	$(13,235,910)	$(524,060)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$24.37		$26.80	$21.24	$23.11	$16.51	$13.49

Investment operations:

Net investment loss(a)	(.10)		(.23)	(.17)	(.20)	(.21)	(.16)

Net realized and unrealized gain (loss)	1.65		3.16	7.44	(.41)	6.81	3.18

Total from investment operations	1.55		2.93	7.27	(.61)	6.60	3.02

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$21.62		$24.37	$26.80	$21.24	$23.11	$16.51

Total Return(b)	6.33	%(c)	10.49%	37.40%	(2.03)%	39.98%	22.48%

Ratios to Average Net Assets:

Expenses, including expense reductions	.52	%(c)	1.08%	1.11%	1.12%	1.09%	1.14%

Expenses, excluding expense reductions	.52	%(c)	1.08%	1.11%	1.12%	1.09%	1.14%

Net investment loss	(.42	)%(c)	(.87)%	(.75)%	(.96)%	(.99)%	(1.01)%

Supplemental Data:

Net assets, end of period (000)	$1,101,792		$1,205,395	$1,188,182	$983,120	$979,130	$570,044

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.05%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$19.94		$22.92	$18.52	$20.46	$14.72	$12.10

Investment operations:

Net investment loss(a)	(.15)		(.34)	(.26)	(.29)	(.30)	(.23)

Net realized and unrealized gain (loss)	1.35		2.72	6.37	(.39)	6.04	2.85

Total from investment operations	1.20		2.38	6.11	(.68)	5.74	2.62

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$16.84		$19.94	$22.92	$18.52	$20.46	$14.72

Total Return(b)	5.96	%(c)	9.81%	36.44%	(2.61)%	39.09%	21.67%

Ratios to Average Net Assets:

Expenses, including expense reductions	.88	%(c)	1.73%	1.76%	1.76%	1.74%	1.79%

Expenses, excluding expense reductions	.88	%(c)	1.73%	1.76%	1.76%	1.74%	1.79%

Net investment loss	(.79	)%(c)	(1.53)%	(1.39)%	(1.59)%	(1.64)%	(1.66)%

Supplemental Data:

Net assets, end of period (000)	$8,597		$9,914	$13,286	$14,273	$21,161	$21,160

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.05%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$20.10		$23.06	$18.63	$20.58	$14.80	$12.17

Investment operations:

Net investment loss(a)	(.15)		(.34)	(.27)	(.29)	(.31)	(.23)

Net realized and unrealized gain (loss)	1.36		2.74	6.41	(.40)	6.09	2.86

Total from investment operations	1.21		2.40	6.14	(.69)	5.78	2.63

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$17.01		$20.10	$23.06	$18.63	$20.58	$14.80

Total Return(b)	5.95	%(c)	9.79%	36.44%	(2.60)%	38.99%	21.71%

Ratios to Average Net Assets:

Expenses, including expense reductions	.88	%(c)	1.73%	1.76%	1.77%	1.74%	1.79%

Expenses, excluding expense reductions	.88	%(c)	1.73%	1.76%	1.77%	1.74%	1.79%

Net investment loss	(.79	)%(c)	(1.53)%	(1.39)%	(1.60)%	(1.64)%	(1.66)%

Supplemental Data:

Net assets, end of period (000)	$105,911		$112,399	$115,966	$107,011	$134,684	$79,512

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.05%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$24.92		$27.23	$21.50	$23.33	$16.62	$13.55

Investment operations:

Net investment loss(a)	(.08)		(.17)	(.11)	(.15)	(.16)	(.12)

Net realized and unrealized gain (loss)	1.69		3.22	7.55	(.42)	6.87	3.19

Total from investment operations	1.61		3.05	7.44	(.57)	6.71	3.07

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$22.23		$24.92	$27.23	$21.50	$23.33	$16.62

Total Return(b)	6.44	%(c)	10.80%	37.69%	(1.74)%	40.31%	22.75%

Ratios to Average Net Assets:

Expenses, including expense reductions	.42	%(c)	.83%	.86%	.87%	.84%	.88%

Expenses, excluding expense reductions	.42	%(c)	.83%	.86%	.87%	.84%	.88%

Net investment loss	(.34	)%(c)	(.63)%	(.50)%	(.71)%	(.74)%	(.75)%

Supplemental Data:

Net assets, end of period (000)	$255,627		$158,298	$160,061	$141,616	$190,426	$93,269

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.05%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$26.85		$28.95	$22.73	$24.55	$17.48	$14.23

Investment operations:

Net investment loss(a)	(.07)		(.15)	(.10)	(.14)	(.15)	(.11)

Net realized and unrealized gain (loss)	1.81		3.41	8.03	(.42)	7.22	3.36

Total from investment operations	1.74		3.26	7.93	(.56)	7.07	3.25

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$24.29		$26.85	$28.95	$22.73	$24.55	$17.48

Total Return(b)	6.46	%(c)	10.93%	37.83%	(1.69)%	40.45%	22.93%

Ratios to Average Net Assets:

Expenses, including expense reductions	.37	%(c)	.74%	.76%	.77%	.75%	.79%

Expenses, excluding expense reductions	.37	%(c)	.74%	.76%	.77%	.75%	.79%

Net investment loss	(.28	)%(c)	(.53)%	(.41)%	(.61)%	(.65)%	(.66)%

Supplemental Data:

Net assets, end of period (000)	$1,452,613		$1,463,636	$1,225,883	$830,601	$601,226	$279,772

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.05%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$23.81		$26.27	$20.85	$22.71	$16.25	$13.29

Investment operations:

Net investment loss(a)	(.09)		(.20)	(.16)	(.19)	(.22)	(.17)

Net realized and unrealized gain (loss)	1.61		3.10	7.29	(.41)	6.68	3.13

Total from investment operations	1.52		2.90	7.13	(.60)	6.46	2.96

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$21.03		$23.81	$26.27	$20.85	$22.71	$16.25

Total Return(b)	6.35	%(c)	10.64%	37.37%	(2.02)%	39.75%	22.36%

Ratios to Average Net Assets:

Expenses, including expense reductions	.50	%(c)	.98%	1.09%	1.12%	1.19%	1.24%

Expenses, excluding expense reductions	.50	%(c)	.98%	1.09%	1.12%	1.19%	1.24%

Net investment loss	(.39	)%(c)	(.78)%	(.74)%	(.95)%	(1.09)%	(1.11)%

Supplemental Data:

Net assets, end of period (000)	$35,158		$90,665	$110,917	$85,649	$121,589	$115,303

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.05%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$23.81		$26.35	$20.96	$22.89	$16.39	$13.43

Investment operations:

Net investment loss(a)	(.14)		(.29)	(.22)	(.25)	(.27)	(.20)

Net realized and unrealized gain (loss)	1.62		3.11	7.32	(.42)	6.77	3.16

Total from investment operations	1.48		2.82	7.10	(.67)	6.50	2.96

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$20.99		$23.81	$26.35	$20.96	$22.89	$16.39

Total Return(b)	6.17	%(c)	10.22%	37.00%	(2.23)%	39.60%	22.13%

Ratios to Average Net Assets:

Expenses, including expense reductions	.68	%(c)	1.33%	1.36%	1.37%	1.35%	1.39%

Expenses, excluding expense reductions	.68	%(c)	1.33%	1.36%	1.37%	1.35%	1.39%

Net investment loss	(.58	)%(c)	(1.13)%	(1.00)%	(1.21)%	(1.24)%	(1.26)%

Supplemental Data:

Net assets, end of period (000)	$13,594		$14,855	$14,740	$12,522	$11,187	$3,453

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.05%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	1/31/2015		Year Ended 7/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$24.03		$26.53	$21.07	$22.97	$16.44	$13.45

Investment operations:

Net investment loss(a)	(.12)		(.27)	(.20)	(.23)	(.25)	(.18)

Net realized and unrealized gain (loss)	1.63		3.13	7.37	(.41)	6.78	3.17

Total from investment operations	1.51		2.86	7.17	(.64)	6.53	2.99

Distributions to shareholders from:

Net realized gain	(4.30)		(5.36)	(1.71)	(1.26)	–	–

Net asset value, end of period	$21.24		$24.03	$26.53	$21.07	$22.97	$16.44

Total Return(b)	6.20	%(c)	10.40%	37.09%	(2.13)%	39.72%	22.32%

Ratios to Average Net Assets:

Expenses, including expense reductions	.63	%(c)	1.23%	1.26%	1.27%	1.25%	1.28%

Expenses, excluding expense reductions	.63	%(c)	1.23%	1.26%	1.27%	1.25%	1.28%

Net investment loss	(.53	)%(c)	(1.02)%	(.90)%	(1.12)%	(1.15)%	(1.16)%

Supplemental Data:

Net assets, end of period (000)	$280,904		$293,384	$285,000	$224,641	$159,496	$59,661

Portfolio turnover rate	93.10	%(c)	242.06%	201.80%	195.11%	136.95%	156.06%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is not available for purchase by new investors other than certain new investors described in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2011 through July 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2015, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2015, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 7.07% and 0.38%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to October 1, 2014, the Class A 12b-1 fee was .35% (.25% service, .10% distribution) of the Fund’s average daily net assets.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2015:

Distributor	Dealers’
Commissions	Concessions
$12,280	$69,892

Distributor received CDSCs of $301 and $3,965 for Class A and Class C shares, respectively, for the six months ended January 31, 2015.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

Notes to Financial Statements (unaudited)(continued)

temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2015 and fiscal year ended July 31, 2014 was as follows:

	Six Months Ended 1/31/2015 (unaudited)	Year Ended 7/31/2014
Distributions paid from:
Ordinary income	$42,121,219	$236,981,734
Net long-term capital gains	501,910,773	376,927,432
Total distributions paid	$544,031,992	$613,909,166

As of January 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,817,105,586
Gross unrealized gain	488,854,801
Gross unrealized loss	(80,335,382)
Net unrealized security gain	$408,519,419

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2015 were as follows:

Purchases	Sales
$3,071,453,785	$3,318,993,433

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

Notes to Financial Statements (unaudited)(continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$69,174,987	$–	$69,174,987
Total	$69,174,987	$–	$69,174,987

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
	the Statement of Assets and	Financial	Cash Collateral	Securities Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$69,174,987	$–	$–	$(69,174,987)	$–
Total	$69,174,987	$–	$–	$(69,174,987)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2015.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for the Fund in Other expenses in the Statement of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended January 31, 2015, the Fund did not utilize the Facility.

Notes to Financial Statements (unaudited)(continued)

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended January 31, 2015:

Affiliated Issuer	Balance of Shares Held at 7/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2015	Value at 1/31/2015		Net Realized Loss 8/1/2014 to 1/31/2015 (a)	Dividend Income 8/1/2014 to 1/31/2015	(a)
Blackhawk Network Holdings, Inc.(b)	–	709,914	(91,989)	617,925	$–	(c)	$19,087	$–
Chuy’s Holdings, Inc.(b)	624,351	200,348	(824,699)	–	–	(c)	(4,021,775)	–
Rentrak Corp.(b)	570,210	122,267	(96,204)	596,273	–	(c)	1,220,466	–
Wayfair, Inc. Class A(b)	–	797,515	(18,505)	779,010	–	(c)	(291,760)	–
ZELTIQ Aesthetics, Inc.	1,967,186	93,232	(556,573)	1,503,845	–	(c)	500,575	–
zulily, Inc. Class A	968,288	444,055	(1,412,343)	–	–	(c)	(109,200)	–
Total					$–		$(2,682,607)	$–

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2014.
(c)	No longer an affiliated issuer as of January 31, 2015.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	January 31, 2015			Year Ended
		(unaudited)		July 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,297,547	$76,515,566	9,700,983	$258,791,616
Converted from Class B*	33,451	787,776	43,683	1,149,400
Reinvestment of distributions	8,336,101	180,476,587	8,682,287	216,536,246
Shares reacquired	(10,171,358)	(237,866,981)	(13,304,879)	(348,086,525)
Increase	1,495,741	$19,912,948	5,122,074	$128,390,737

Class B Shares
Shares sold	6,825	$118,769	18,392	$402,180
Reinvestment of distributions	110,911	1,872,179	134,473	2,756,701
Shares reacquired	(62,374)	(1,171,711)	(182,665)	(3,967,605)
Converted to Class A*	(42,017)	(787,776)	(52,790)	(1,149,400)
Increase (decrease)	13,345	$31,461	(82,590)	$(1,958,124)

Class C Shares
Shares sold	313,480	$5,525,929	421,120	$9,047,734
Reinvestment of distributions	1,060,343	18,089,454	987,632	20,404,474
Shares reacquired	(739,604)	(13,833,643)	(845,341)	(18,652,343)
Increase	634,219	$9,781,740	563,411	$10,799,865

Class F Shares
Shares sold	5,212,505	$120,807,404	1,354,882	$36,269,514
Reinvestment of distributions	1,221,648	27,181,678	1,034,882	26,348,098
Shares reacquired	(1,286,696)	(30,410,790)	(1,914,354)	(51,696,713)
Increase	5,147,457	$117,578,292	475,410	$10,920,899

Class I Shares
Shares sold	4,857,488	$125,317,709	15,134,744	$443,297,257
Reinvestment of distributions	8,892,816	216,184,364	8,205,040	224,900,148
Shares reacquired	(8,473,452)	(223,489,711)	(11,169,857)	(319,755,075)
Increase	5,276,852	$118,012,362	12,169,927	$348,442,330

Class P Shares
Shares sold	118,811	$2,779,156	302,418	$7,907,110
Reinvestment of distributions	732,357	15,423,439	785,802	19,134,280
Shares reacquired	(2,986,946)	(64,200,493)	(1,502,890)	(40,016,624)
Decrease	(2,135,778)	$(45,997,898)	(414,670)	$(12,975,234)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended January 31, 2015 (unaudited)			Year Ended July 31, 2014
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	93,741	$2,107,352	307,643	$8,106,006
Reinvestment of distributions	86,407	1,817,129	86,596	2,113,801
Shares reacquired	(156,364)	(3,576,802)	(329,750)	(8,365,967)
Increase	23,784	$347,679	64,489	$1,853,840

Class R3 Shares
Shares sold	885,578	$20,631,580	2,939,112	$78,641,967
Reinvestment of distributions	2,331,829	49,621,327	2,402,268	59,143,834
Shares reacquired	(2,198,704)	(50,995,891)	(3,877,904)	(99,951,274)
Increase	1,018,703	$19,257,016	1,463,476	$37,834,527

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Fund was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Fund’s Board of Directors. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Developing Growth Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	59,717,529.841	1,463,508.319
Robert B. Calhoun, Jr.	59,806,913.303	1,374,124.857
Eric C. Fast	59,738,108.040	1,442,930.120
Daria L. Foster	59,880,066.677	1,300,971.483
Evelyn E. Guernsey	59,902,912.686	1,278,125.474
Julie A. Hill	59,868,319.367	1,312,718.793
Franklin W. Hobbs	59,867,253.547	1,313,784.613
James M. McTaggart	59,784,738.343	1,396,299.817
James L.L. Tullis	59,757,274.503	1,423,763.657

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2014. The Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy,

Approval of Advisory Contract (continued)

and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by		LADG-3
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	(03/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2015